Risk management and financial instruments - Fair Value Narrative (Details)	6 Months Ended
Jun. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WACC	11.00%
Debt | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent	0.06